Series B and Series C Preferred Stock (Details) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 25, 2023	Apr. 15, 2020	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Apr. 18, 2023	Jul. 31, 2022	Jul. 01, 2022
Series B and Series C Preferred Stock [Line Items]
Preferred stock, shares authorized			5,000,000		5,000,000	5,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Annual dividend rate			22.00%		22.00%
Common stock percentage		50.00%
Conversion price			$ 0.2		$ 0.2
Variable conversion price			50.00%		50.00%
Discount rate			50.00%		50.00%
Relative value			$ 101,368		$ 101,368
Aggregate value			$ 461,440		461,440
Additional paid in capital chargers including dividends					360,072
Dividend due					$ 13,440
Preferred stock per share			$ 1.5		$ 1.5
Conversion price per share			$ 0.2		$ 0.2
Conversion price percentage			50.00%		50.00%
Preferred stock redemption value			$ 461,064		$ 224,000
Preferred stock conversion			the Company and the Holder of 224,000 Series B Preferred Stock (the “Holder”) entered into an Exchange Agreement whereby the Holder exchanged (the “Exchange”) 224,000 Series B Preferred Stock of the Company for 224,000 Series C Preferred Stock of the Company which shall have the rights and preferences in the Certificate of Designation of the Series C Preferred Stock as discussed below and for no other consideration.
Converted shares			922,128,000		4,480,000
Additional paid in capital			$ 111,623
Dividends amount			125,063
preferred stock value
Preferred stock dividend			3.00%
Preferred stock issued and outstanding			224,000
Mandatorily redeemable liability			$ 336,000
Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock redemption value			$ 224,000
Series B Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock, shares authorized									1,000,000
Preferred stock, par value									$ 1
Common stock percentage			9.99%		9.99%
Preferred stock, shares issued								448,000	448,000
Preferred stock value			$ 1.5		$ 1.5	$ 1.5
Preferred stock			224,000		448,000	448,000
Series B Preferred Stock [Member] | Minimum [Member]
Series B and Series C Preferred Stock [Line Items]
Annual dividend rate			12.00%		12.00%
Series B Preferred Stock [Member] | Maximum [Member]
Series B and Series C Preferred Stock [Line Items]
Annual dividend rate			22.00%		22.00%
Series C Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock, par value	$ 0.0001
Annual dividend rate			18.00%
Convertible preferred stock			224,000
preferred stock value	$ 1,000,000
Preferred stated value	$ 1
Preferred stock value			$ 1.5
Price per share			2
Mandatorily per share			$ 1.5		$ 1.5
Convertible Series B Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Converted shares			922,128,000
Redeemable Convertible Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Preferred stock							224,000
Convertible Preferred Stock [Member]
Series B and Series C Preferred Stock [Line Items]
Mandatorily redeemable liability			$ 336,000
Mandatorily per share			$ 1.5